MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Foreign currency translation
Foreign currency translation
These consolidated financial statements are presented in Swiss francs ('CHF'), which is the reporting currency of Sunrise. The functional currency is the currency applied in the primary economic environment. Transactions in currencies other than the functional currency are translated at the transaction-date exchange rates or the average rate. Foreign exchange gains and losses arising from differences between transaction date and settlement date rates are recognized as financial income or expenses in the consolidated statements of income or loss.
Revenue from contracts with customers
Revenue from contracts with customers

Revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration (net of VAT) to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when the customer obtains control of the promised goods or services. Significant sources of revenue are explained in Note 6.
Sunrise groups multi-component contracts (e.g., mobile subscription with subsidized mobile hardware) into portfolios and allocates the total transaction price to each separate performance obligation (including undelivered elements) in proportion to the stand-alone selling prices. Revenue is recognized when the customer obtains control of the separate components.
In the consolidated statements of financial position, timing differences in the recognition of revenue between separate performance obligations lead to the recognition of a contract asset, i.e., a legally not yet entitled right to consideration from a contract with a customer. Incremental costs to obtain a contract with a customer, such as incremental sales commissions, are generally recognized as assets and amortized over the applicable period benefited, which generally is the contract life. If, however, the amortization period is less than one year, Sunrise expenses such costs in the period incurred. In contrast, activation fees lead to the recognition of a contract liability, i.e., the obligation to transfer goods or services to a customer for which the entity has received consideration from the customer. Contract assets and liabilities are determined at the contract level and not at the performance obligation level. Accrued income and deferred discounts are classified as part of contract assets.
Revenue is recognized gross when Sunrise acts as a principal in a transaction. For content-based services and handsets sold via third party retailers, where Sunrise acts as an agent, revenue is recognized net of direct costs.

Direct Costs
Direct costs

Direct costs are related to acquiring, producing or gaining access to the product, content or service that is sold to the customer. These include, but are not limited to, costs for hardware, access, copyrights, programming, roaming, interconnection, new build and built-to-suit.

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment ('PP&E') are measured at cost less accumulated depreciation and write-downs for impairment.
Costs comprise purchase price and costs directly attributable to the acquisition until the date on which the asset is ready for use, as well as the estimated costs of dismantling and restoring the site. The costs of self-constructed assets include directly attributable payroll costs, materials, parts purchased, and services rendered by sub-suppliers during the construction period. Costs also include estimated asset retirement costs on a discounted basis if the related obligation meets the conditions for recognition as a provision.
The depreciation base is measured at cost less residual value and any write-downs. Depreciation is provided on a straight-line basis over the estimated useful life of the assets as follows:

Asset category	Useful lives
Support equipment and buildings	3 to 33 years
Distribution systems	3 to 30 years
Customer premises equipment ('CPE')	4 to 5 years

The depreciation expense of property, plant and equipment is included in depreciation and amortization expenses in the consolidated statements of income or loss.
Property, plant and equipment that have been disposed of or scrapped are eliminated from accumulated costs and accumulated depreciation. Gains and losses arising from the sale of property, plant and equipment are measured as the difference between the sales price less selling expenses and the carrying value at the time of sale. The resulting gain or loss is recognized in the consolidated statements of income or loss in other operating income or other operating expenses, respectively.
Software that is an integral part of a tangible asset (e.g., telephone exchange installations) is presented together with the related tangible assets.
If indications exist that the value of an asset may be impaired, the recoverable amount of the asset is determined. If the recoverable amount of the asset, which is the higher of the fair value less costs to sell and the value in use, is less than its carrying amount, the carrying amount is reduced to the recoverable amount.

Intangible assets
Intangible assets

Intangible assets comprise software, licenses and rights, brands and other intangible assets required to operate the business, and software developed or customized by Sunrise. Intangible assets are measured at cost less accumulated amortization and impairment losses and are amortized on a straight-line basis over their estimated useful lives. Broadcasting rights and spectrum licenses are generally multi-year contracts, for which an asset is recognized in the amount of the contract consideration with a corresponding liability for any unpaid portion of the total contract costs at contract inception. The rights are amortized on a straight-line basis over the contract term.

Asset category	Useful lives
Software	3 to 5 years
Licenses and rights	5 to 26 years
Brands and customer relationships	6 to 10 years
Other intangible assets	2 to 25 years

The amortization expense of intangible assets is included in depreciation and amortization expenses in the consolidated statements of income or loss.
Development projects, including costs of computer software purchased or developed for internal use, are recognized as intangible assets if the costs can be calculated reliably and if they are expected to generate future economic benefits. Costs of development projects include wages and external charges. Development projects that do not meet the criteria for recognition in the consolidated statements of financial position are expensed as incurred.

Non-derivative financial instruments
Non-derivative financial instruments

Cash and cash equivalents, current trade and other receivables, current related-party receivables and payables, certain other current assets, accounts payable and certain accrued liabilities represent financial instruments that are initially recognized at fair value and subsequently carried at amortized cost. Due to their relatively short maturities, the carrying values of these financial instruments approximate their respective fair values. Loans and other receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such loans and other receivables are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Leases
Leases

Sunrise leases mainly consist of rental of distribution systems, support equipment, buildings and land. Sunrise recognizes a right-of-use ('RoU') asset and a lease liability at the lease commencement date. The RoU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. Furthermore, the RoU asset is adjusted for an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located. The RoU assets are subsequently depreciated using the straight-line method from the commencement date to the earlier of the useful life of the RoU asset or the end of the lease term. The useful lives per asset class are as follows:

Asset category	Useful lives
Support equipment, buildings and land	3 to 33 years
Distribution systems	3 to 30 years

In addition, RoU assets are periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The RoU assets and the lease liabilities are presented separately in the consolidated financial statements. Lease liabilities are initially measured at the present value of the future lease payments, discounted using the interest rate implicitly specified in the lease or Sunrise’s incremental borrowing rate as the discount rate.
Sunrise applies the short-term lease recognition exemption to leases of less than 12 months. Lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

Inventories
Inventories

Inventories are measured at the lower of cost and net realizable value. The costs of merchandise include purchase price and delivery costs. The costs of work in progress comprise direct costs of merchandise, direct labor, other direct costs and related production overheads. Related costs for items sold are presented within direct costs in the consolidated statements of income or loss.

Trade receivables and other receivables
Trade receivables and other receivables

Receivables are measured at amortized cost net of an allowance for uncollectible amounts. The allowance for trade receivables and contract assets is always measured at an amount equal to lifetime expected credit loss ('ECL'). When determining whether the credit risk of a financial asset has increased significantly, Sunrise considers both quantitative and qualitative information and analysis based on its historical experience, internal credit assessment and forward-looking information. Allowances for anticipated uncollectible amounts are based on individual assessments of major receivables and historically experienced losses on uniform groups of other receivables. This allowance is equal to the difference between the carrying amount and the present value of the amounts expected to be recovered. Significant financial difficulties of the debtor, the probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payments are considered indicators that the receivable is impaired. The loss is recognized in the consolidated statements of income or loss within other operating expenses.
When a trade receivable is uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against other operating expenses in the consolidated statements of income or loss.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash at banks and in hand and deposits held at call with banks with a maturity of less than three months at inception. Bank overdrafts are included in current liabilities.
Provisions
Provisions

An asset retirement obligation ('ARO') is recognized when Sunrise has a legal or constructive obligation to remove the asset and restore the site where the asset was used at the end of the lease term (e.g., in connection with the future dismantling of mobile stations and restoration of property owned by third parties). Sunrise has estimated and capitalized the net present value of the obligations and increased the carrying amount of the asset by the respective amount. The estimated cash flows are discounted using a risk-adjusted interest rate, which is derived from Swiss government bonds along with a company-specific risk spread based on issued corporate bonds, and recognized as a provision. Subsequently, the unwinding of the discount is expensed in financial expenses. The capitalized amount is amortized over the expected lease period, including the potential extension option if it is expected to be exercised. Provisions are measured at management’s best estimate of the amount at which the liability is expected to be settled. If the timing of the settlement has a significant impact on the measurement of the liability, such liability is discounted.

Pensions
Pensions

Sunrise’s pension plans comprise defined benefit plans established under Swiss pension legislation. Obligations are determined by independent qualified actuaries using the projected unit credit method assuming that each year of service gives rise to an additional unit of benefit entitlement and each unit is measured separately to build up the final obligations. Sunrise recognizes a gain or loss on curtailment when a commitment is made to significantly reduce the number of employees, generally as a result of a restructuring or disposal/discontinuation of part of the business or the outsourcing of business activities. Gains or losses on curtailment or, settlement of pension benefits are recognized in the consolidated statements of income or loss when the curtailment or settlement occurs.
Differences between projected and realized changes in pension assets and pension obligations are referred to as actuarial gains and losses and are recognized in the consolidated statements of other comprehensive income when such gains and losses occur.
In the case of changes in benefits relating to employees’ previous service periods, a change in the estimated present value of the pension obligations will be immediately recognized.
The present value of the pension obligation is measured using a discount rate based on the interest rate on high-quality corporate bonds where the currency and terms of the corporate bonds are consistent with the currency and estimated terms of the defined benefit obligation.

Amendments to IFRS Accounting Standards and Interpretations, whose application is not yet mandatory
Amendments to IFRS Accounting Standards and Interpretations, whose application is not yet mandatory

The following IFRS Accounting Standards and Interpretations published up to the end of 2024 are mandatory from the 2025 financial year onwards.

Standard	Name	Effective from
Amendments to IAS 21	Lack of exchangeability	1 January 2025
Amendments to IFRS 9 and IFRS 7	Classification and Measurement of Financial Instruments	1 January 2026
Amendments to IFRS 1, 7, 9, 10 and IAS 7	Annual Improvements to IFRS Accounting Standards	1 January 2026
Amendments to IFRS 9	Contracts Referencing Nature-dependent Electricity	1 January 2026
IFRS 18	Presentation and disclosure in financial statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027

Sunrise will review its financial reporting for the impact of those new and amended standards which take effect on or after 1 January 2025 and which Sunrise did not choose to adopt earlier than required. At present, Sunrise anticipates no material impact on the consolidated financial statements, except for IFRS 18 issued by the IASB on 9 April 2024. IFRS 18 will replace IAS 1, although many existing principles in IAS 1 are retained. The key concepts introduced in IFRS 18 relate to the structure of the statement of profit or loss, required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and enhanced principles on aggregation and disaggregation which apply to both the primary financial statements and notes. IFRS 18 will not impact the recognition or measurement of items in the financial statements, but may change what an entity reports as its "operating profit or loss". Sunrise is currently evaluating the potential impact of IFRS 18 on its consolidated financial statements.